FINANCE LEASE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Schedule of Finance Lease Receivables Maturity
The Group’s finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Gross investment in finance leases, receivable:
Not later than 1 year	308	484	18	70
Later than 1 year and not later than 2 years	180	340	2	6
Later than 2 years and not later than 3 years	143	174	2	6
Later than 3 years and not later than 4 years	191	138	7	6
Later than 4 years and not later than 5 years	110	201	2	5
Later than 5 years	571	695	—	—
	1,503	2,032	31	93
Unearned future finance income on finance leases	(440)	(478)	—	—
Rentals received in advance	(16)	(18)	(1)	—
Net investment in finance leases	1,047	1,536	30	93
The net investment in finance leases represents amounts recoverable as follows:

	The Group		The Bank
	2020	2019	2020	2019
	£m	£m	£m	£m
Not later than 1 year	237	404	17	70
Later than 1 year and not later than 2 years	135	322	2	6
Later than 2 years and not later than 3 years	104	126	2	6
Later than 3 years and not later than 4 years	159	98	7	6
Later than 4 years and not later than 5 years	86	166	2	5
Later than 5 years	326	420	—	—
Net investment in finance leases	1,047	1,536	30	93